Leases- Schedule of operating and finance lease term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term:
Operating leases	5 years 1 month 6 days	7 years 6 months
Finance leases	13 years 1 month 6 days	12 years 8 months 12 days
Weighted average discount rate:
Operating leases	4.90%	3.60%
Finance leases	5.80%	3.60%